INVENTORIES (Tables)	12 Months Ended
Sep. 30, 2015
Inventory Disclosure [Abstract]
Schedule of Inventory, Current [Table Text Block]	Inventories consist of the following:
	September 30,
	2014	2015
	RMB	RMB
Work in progress and supplies	498,384	420,655
Finished goods	71,571	65,080
Provision	(53,587)	(46,173)
	516,368	439,562

Schedule Of Provision For Inventories [Table Text Block]
Provision for inventories is as below:

	Years ended September 30,
	2013	2014	2015
	RMB	RMB	RMB

Balance at beginning of year	27,547	52,301	53,587
Additions	38,561	21,984	10,965
Write-off	(13,807)	(20,698)	(18,379)

Balance at end of year	52,301	53,587	46,173